Investments - Net investment income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net investment income
Investment income, before expense	$ 1,323	$ 1,515	$ 1,688
Investment expense	(81)	(104)	(103)
Net investment income	1,242	1,411	1,585
Fixed income securities
Net investment income
Investment income, before expense	894	963	991
Mortgage loans
Net investment income
Investment income, before expense	184	190	188
Equity securities
Net investment income
Investment income, before expense	19	29	39
Limited partnership interests
Net investment income
Investment income, before expense	99	175	327
Short-term investments
Net investment income
Investment income, before expense	6	31	21
Policy loans
Net investment income
Investment income, before expense	31	34	31
Other
Net investment income
Investment income, before expense	$ 90	$ 93	$ 91